Exhibit 99.4

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2019-INV3
Start - End Dates:	4/2019 - 7/2019
Deal Loan Count:	579
Report Run Date:	9/6/2019

Conditions Report 2.0

Loans in Report:	579
Loans with Conditions:	434

0 - Total Active Conditions

606 - Total Satisfied Conditions

204 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
76 - Category: Application
11 - Category: Assets
12 - Category: Credit/Mtg History
45 - Category: DTI
11 - Category: HMDA
20 - Category: Income/Employment
7 - Category: Insurance
9 - Category: Legal Documents
1 - Category: Re-Verifications
8 - Category: Terms/Guidelines
3 - Category: Title
361 - Property Valuations Review Scope
13 - Category: Appraisal
8 - Category: FEMA
7 - Category: Property
333 - Category: Value
40 - Compliance Review Scope
7 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
7 - Category: Documentation
24 - Category: TILA/RESPA Integrated Disclosure
57 - Total Waived Conditions

5 - Property Valuations Review Scope
4 - Category: FEMA
1 - Category: Value
52 - Compliance Review Scope
1 - Category: Borrower's Interest
6 - Category: Federal Consumer Protection
10 - Category: RESPA
2 - Category: State Consumer Protection
33 - Category: TILA/RESPA Integrated Disclosure

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.